Financial expenses - Schedule of Financial Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 26, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt	$ 132,423	$ 162,738	$ 145,871
Amortization of deferred financing fees	6,657	7,041	10,541
Write-offs of deferred financing fees	4,056	1,466	13,212
Accretion of Convertible Notes	8,413	11,375	13,225
Accretion of premiums and discounts on assumed debt	3,422	3,615	3,779
Total financial expenses	154,971	186,235	186,628
Average borrowings	3,130,000	2,910,000	2,810,000
Interest costs capitalised	1,400	2,800	200
Write-offs of the premium and discounts related to the refinancing of existing	700
Vessel delivered | Trafigura transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Obligations under the Agreements				$ 531,500
Convertible Notes due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt		300
CSSC Lease Financing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to the refinancing of borrowings	2,000
Convertible Notes due 2019 in May and July 2018
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt			1,200
Borrowing refinanced [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt		$ 1,200	$ 12,000
Write-offs of deferred financing fees related to the refinancing of borrowings	$ 2,700